Financial risk management - Undiscounted cash flow analysis (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current financial assets
Non-current interest-bearing financial investments	€ 779	€ 767
Other non-current financial assets	114	78
Current financial assets
Other non-current financial assets excluding derivatives	247	284
Current interest-bearing financial investments	1,593	3,092
Cash and cash equivalents	6,263	5,509
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(42)	0
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	10,353	11,596
Derivative contracts – payments	(10,268)	(11,429)
Trade receivables	5,334	6,014
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(4,642)	(5,348)
Long-term lease liabilities	(856)	(867)
Other non-current financial liabilities	(33)	(17)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(571)	(230)
Short-term lease liabilities	(223)	(223)
Other financial liabilities excluding derivatives	(482)	(502)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts - payments	(86)	(13)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	9,840	12,421
Derivative contracts – payments	(10,121)	(12,618)
Discounts without performance obligations	(404)	(539)
Trade payables	(3,423)	(4,730)
Commitments given and obtained
Loan commitments given undrawn	(5)	(26)
Loan commitments obtained undrawn	1,493	1,486
Financial instruments with call period less than three months	332	551
Due within 3 months
Non-current financial assets
Non-current interest-bearing financial investments	0	5
Other non-current financial assets	0	0
Current financial assets
Other non-current financial assets excluding derivatives	216	207
Current interest-bearing financial investments	998	2,146
Cash and cash equivalents	6,017	4,947
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(7)	0
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	8,407	9,170
Derivative contracts – payments	(8,349)	(9,089)
Trade receivables	3,834	4,885
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(33)	(43)
Long-term lease liabilities	0	0
Other non-current financial liabilities	0	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	(473)	(131)
Short-term lease liabilities	(44)	(61)
Other financial liabilities excluding derivatives	(458)	(482)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts - payments	(4)	5
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	6,475	8,832
Derivative contracts – payments	(6,553)	(8,992)
Discounts without performance obligations	(151)	(205)
Trade payables	(3,154)	(4,561)
Commitments given and obtained
Loan commitments given undrawn	(1)	(13)
Loan commitments obtained undrawn	(1)	(1)
Due between 3 and 12 months
Non-current financial assets
Non-current interest-bearing financial investments	0	7
Other non-current financial assets	0	0
Current financial assets
Other non-current financial assets excluding derivatives	31	77
Current interest-bearing financial investments	595	946
Cash and cash equivalents	52	31
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(2)	0
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	1,582	2,109
Derivative contracts – payments	(1,560)	(2,038)
Trade receivables	1,316	1,004
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(115)	(98)
Long-term lease liabilities	0	0
Other non-current financial liabilities	0	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	(98)	(99)
Short-term lease liabilities	(179)	(162)
Other financial liabilities excluding derivatives	(24)	(20)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts - payments	(29)	(31)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	1,322	1,271
Derivative contracts – payments	(1,353)	(1,303)
Discounts without performance obligations	(212)	(211)
Trade payables	(204)	(165)
Commitments given and obtained
Loan commitments given undrawn	(4)	(13)
Loan commitments obtained undrawn	86	(3)
Due between 1 and 3 years
Non-current financial assets
Non-current interest-bearing financial investments	394	376
Other non-current financial assets	60	30
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	30	136
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(11)	0
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	358	297
Derivative contracts – payments	(353)	(282)
Trade receivables	184	123
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(1,766)	(2,182)
Long-term lease liabilities	(353)	(340)
Other non-current financial liabilities	(11)	(17)
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts - payments	(41)	(1)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	735	919
Derivative contracts – payments	(806)	(1,003)
Discounts without performance obligations	(40)	(121)
Trade payables	(64)	(3)
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	1,408	80
Due between 3 and 5 years
Non-current financial assets
Non-current interest-bearing financial investments	385	275
Other non-current financial assets	8	2
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	138	200
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(12)	0
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	6	20
Derivative contracts – payments	(6)	(20)
Trade receivables	0	2
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(1,200)	(1,397)
Long-term lease liabilities	(199)	(200)
Other non-current financial liabilities	(11)	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts - payments	(12)	7
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	541	573
Derivative contracts – payments	(551)	(542)
Discounts without performance obligations	(1)	(2)
Trade payables	0	0
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	0	1,410
Due beyond 5 years
Non-current financial assets
Non-current interest-bearing financial investments	0	104
Other non-current financial assets	46	46
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	26	195
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	(10)	0
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Trade receivables	0	0
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(1,528)	(1,628)
Long-term lease liabilities	(304)	(327)
Other non-current financial liabilities	(11)	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts - payments	0	7
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	767	826
Derivative contracts – payments	(858)	(778)
Discounts without performance obligations	0	0
Trade payables	(1)	(1)
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	€ 0	€ 0